SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies
Schedule of cash and cash equivalents
	December 31, 2016	December 31, 2015
Bank checking operating accounts	$1,784	$23,467
Money market funds	52	—
Total Cash and cash equivalents	$1,836	$23,467

Schedule of weighted average number of shares
	2016	2015	2014
Weighted average common shares outstanding	21,036,390	21,027,640	21,027,640
Shares used in computing basic and diluted net loss per share	21,036,390	21,027,640	21,027,640